Shareholder Report, Line Graph (Details) 192061_Equable Shares Hedged Equity Fund_Institutional Class_TSR Annual {Class TF} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	May 31, 2019	Oct. 31, 2025
Class TF
Account Value [Line Items]
Line Graph and Table Measure Name								Equable Shares Hedged Equity ETF
Accumulated Value	$ 150,220	$ 131,347	$ 118,732	$ 125,443	$ 106,762	$ 106,300	$ 100,000	$ 164,333
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	$ 226,366	$ 164,013	$ 148,909	$ 174,389	$ 122,024	$ 111,224	$ 100,000	$ 274,927